Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2022	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Liability Contingency [Line Items]
Number of purchase shares			1,500,000		1,500,000
Underwriting cash discount per unit			$ 0.35		$ 0.35
Aggregate payable			$ 3,500,000		$ 3,500,000
Jet Token, Inc. [Member]
Product Liability Contingency [Line Items]
Operating lease expense			$ 550,634	$ 37,234	$ 863,824	$ 90,165
Lease Agreement [Member] | Jet Token, Inc. [Member]
Product Liability Contingency [Line Items]
Liquidity reserve	$ 500,000	$ 500,000
Arrangement fee		70,500
Lease Agreement [Member] | Jet Token, Inc. [Member] | Maintenance [Member]
Product Liability Contingency [Line Items]
Liquidity reserve	$ 690,000	$ 690,000
Share Purchase Agreement [Member] | Jet Token, Inc. [Member]
Product Liability Contingency [Line Items]
Number of new stock issued			40,000,000		40,000,000
Commitment fee			$ 800,000		$ 800,000
Warrants and rights outstanding term			3 years		3 years
Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Aggregate payable			$ 4,030,000.00		$ 4,030,000.00
Closing of IPO [Member]
Product Liability Contingency [Line Items]
Underwriting cash discount per unit			$ 0.20		$ 0.20
Aggregate payable			$ 2,000,000.0		$ 2,000,000.0
Closing of IPO [Member] | Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Aggregate payable			$ 2,300,000		$ 2,300,000